UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Hoyt M. Peters

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

EQUITY SECURITIES - 99.53%
CLOSED-END FUNDS - 20.52%
CORE - 4.44%
Adams Diversified Equity Fund, Inc.	330,025	$4,877,770
General American Investors Company, Inc.	129,575	4,336,875
Royce Micro-Cap Trust, Inc.	106,890	1,000,490
Royce Value Trust	11,100	172,716
Source Capital, Inc.	13,939	556,096
Tri-Continental Corporation	54,554	1,435,316
		12,379,263
DEVELOPED MARKET - 0.76%
Aberdeen Singapore Fund, Inc.	22,977	304,675
European Equity Fund, Inc. (The)	2,101	20,296
Japan Smaller Capitalization Fund, Inc.	49,261	605,418
Morgan Stanley Asia-Pacific Fund, Inc.	40,225	732,497
New Germany Fund, Inc. (The)	5,772	112,727
New Ireland Fund, Inc. (The)	20,064	241,771
Swiss Helvetia Fund, Inc. (The)	9,411	115,285
		2,132,669
EMERGING MARKETS - 4.96%
Central Europe, Russia and Turkey Fund, Inc. (The )	36,221	926,533
India Fund, Inc. (The)	100,517	2,475,734
Latin American Discovery Fund, Inc. (The)	25,300	312,202
Mexico Equity & Income Fund Inc.	40,588	444,844
Mexico Fund, Inc. (The)	65,079	1,054,931
Morgan Stanley China A Share Fund, Inc.	155,562	3,873,494
Morgan Stanley India Investment Fund, Inc.	47,044	1,429,197
Templeton Dragon Fund, Inc.	117,077	2,603,792
Templeton Emerging Markets Fund	43,558	709,124
		13,829,851
GLOBAL - 0.98%
Gabelli Global Small and Mid Cap Value Trust (The)	121,475	1,452,841
GDL Fund (The)	96,213	896,705
Royce Global Value Trust, Inc.	34,788	381,624
		2,731,170

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

GLOBAL INCOME - 0.05%
BrandywineGLOBAL — Global Income Opportunities Fund Inc.	10,100	$130,189

INCOME & PREFERRED STOCK - 0.37%
LMP Capital and Income Fund Inc.	80,839	1,020,188

NATURAL RESOURCES - 2.70%
Adams Natural Resources Fund, Inc.	193,802	3,534,948
BlackRock Resources & Commodities Strategy Trust	449,861	3,994,766
		7,529,714
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.03%
First Trust Enhanced Equity Income Fund	5,899	87,128

PACIFIC EX JAPAN - 0.14%
Korea Fund, Inc. (The)	9,488	387,300

REAL ESTATE - 2.91%
Alpine Global Premier Properties Fund	195,312	1,218,747
CBRE Clarion Global Real Estate Income Fund	313,444	2,291,276
Cohen & Steers Preferred Securities and Income Fund, Inc.	162,505	3,037,218
RMR Real Estate Income Fund	94,097	1,568,597
		8,115,838
SECTOR EQUITY - 1.09%
Gabelli Healthcare & WellnessRx Trust	138,441	1,315,190
Nuveen Real Asset Income and Growth Fund	106,336	1,724,770
		3,039,960
UTILITY - 1.34%
Cohen & Steers Infrastructure Fund, Inc.	106,138	2,272,415
Gabelli Global Utility & Income Trust (The)	5,547	103,173
Macquarie Global Infrastructure Total Return Fund Inc.	60,906	1,352,113
		3,727,701
VALUE - 0.75%
John Hancock Tax-Advantaged Dividend Income Fund	96,989	2,102,722

TOTAL CLOSED-END FUNDS	57,213,693

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

CONSUMER DISCRETIONARY - 10.80%
Amazon.com, Inc. *	6,500	$9,407,710
Carnival Corporation	7,000	459,060
Comcast Corporation - Class A	103,000	3,519,510
Ford Motor Company	54,400	602,752
General Motors Company	18,000	654,120
Home Depot, Inc. (The)	25,000	4,456,000
Lowe's Companies, Inc.	17,000	1,491,750
McDonald's Corporation	16,600	2,595,908
Netflix, Inc. *	9,000	2,658,150
Royal Caribbean Cruises Ltd.	4,500	529,830
Starbucks Corporation	30,000	1,736,700
Time Warner, Inc.	7,000	662,060
TJX Companies, Inc. (The)	9,000	734,040
Twenty-First Century Fox, Inc.	8,500	309,145
Yum! Brands, Inc.	3,500	297,955
		30,114,690
CONSUMER STAPLES - 6.08%
Altria Group, Inc.	29,000	1,807,280
British American Tobacco p.l.c. - ADR	7,364	424,829
Constellation Brands, Inc.	4,000	911,680
Costco Wholesale Corporation	7,000	1,319,010
CVS Health Corporation	15,000	933,150
Estée Lauder Companies Inc. (The) - Class A	7,000	1,048,040
Kroger Company (The)	14,000	335,160
Lamb Weston Holdings, Inc.	1	58
Mondelez International, Inc.	23,000	959,790
PepsiCo, Inc.	28,000	3,056,200
Philip Morris International Inc.	20,000	1,988,000
Procter & Gamble Company (The)	24,000	1,902,720
Sysco Corporation	12,000	719,520
Tyson Foods, Inc.	5,000	365,950
Walgreens Boots Alliance, Inc.	18,000	1,178,460
		16,949,847
ENERGY - 3.19%
Chevron Corporation	25,000	2,851,000
Concho Resources Inc. *	2,000	300,660
ConocoPhillips	17,000	1,007,930
Devon Energy Corporation	7,500	238,425
EOG Resources, Inc.	8,000	842,160
Exxon Mobil Corporation	35,000	2,611,350
Occidental Petroleum Corporation	10,900	708,064
Pioneer Natural Resources Company	2,000	343,560
		8,903,149

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

EXCHANGE-TRADED FUNDS - 1.14%
iShares Core S&P 500 ETF	6,000	$1,592,220
SPDR S&P 500 ETF Trust	6,000	1,578,900
		3,171,120
FINANCIALS - 12.40%
Allstate Corporation (The)	8,000	758,400
American Express Company	16,000	1,492,480
Ameriprise Financial, Inc.	3,000	443,820
Aon plc	7,000	982,310
Bank of America Corporation	131,000	3,928,690
Bank of New York Mellon Corporation (The)	21,000	1,082,130
BlackRock, Inc. - Class A	3,000	1,625,160
Brighthouse Financial, Inc. *	1	52
Citigroup Inc.	48,700	3,287,250
CME Group Inc.	6,000	970,440
Goldman Sachs Group, Inc. (The)	7,000	1,763,020
Intercontinental Exchange, Inc.	10,000	725,200
JPMorgan Chase & Co.	76,000	8,357,720
Marsh & McLennan Companies, Inc.	10,000	825,900
Moody's Corporation	4,000	645,200
Morgan Stanley	30,500	1,645,780
PNC Financial Services Group, Inc. (The)	10,000	1,512,400
Prudential Financial, Inc.	5,000	517,750
S&P Global Inc.	6,000	1,146,360
State Street Corporation	8,000	797,840
SunTrust Banks, Inc.	8,000	544,320
U.S. Bancorp	30,000	1,515,000
		34,567,222
HEALTH CARE - 11.84%
Abbott Laboratories	21,000	1,258,320
AbbVie Inc.	45,000	4,259,250
Aetna Inc.	7,000	1,183,000
Allergan plc	1,900	319,751
Amgen Inc.	20,000	3,409,600
Baxter International Inc.	11,000	715,440
Becton, Dickinson and Company	5,000	1,083,500
Boston Scientific Corporation *	27,000	737,640
Celgene Corporation *	16,000	1,427,360
Cigna Corporation	5,000	838,700
Danaher Corporation	9,000	881,190
Eli Lilly and Company	17,000	1,315,290
Express Scripts Holding Company *	13,000	898,040
Humana Inc.	3,000	806,490
Johnson & Johnson	42,000	5,382,300
McKesson Corporation	2,000	281,740
Medtronic Plc	19,000	1,524,180
Stryker Corporation	6,000	965,520
Thermo Fisher Scientific Inc.	8,000	1,651,680
UnitedHealth Group Incorporated	19,000	4,066,000
		33,004,991

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

INDUSTRIALS - 8.31%
3M Company	9,000	$1,975,680
Boeing Company (The)	12,000	3,934,560
Caterpillar Inc.	11,000	1,621,180
CSX Corporation	20,900	1,164,339
Cummins Inc.	2,000	324,180
Delta Air Lines, Inc	15,000	822,150
FedEx Corporation	5,500	1,320,605
Deere & Company	6,000	931,920
Eaton Corporation plc	6,000	479,460
Honeywell International Inc.	11,000	1,589,610
Illinois Tool Works Inc.	6,500	1,018,290
Ingersoll-Rand Plc	4,000	342,040
Lockheed Martin Corporation	6,000	2,027,580
Republic Services, Inc.	4,000	264,920
Roper Technologies, Inc.	2,500	701,725
Southwest Airlines Co.	12,000	687,360
Union Pacific Corporation	16,000	2,150,880
United Parcel Service, Inc.	10,100	1,057,066
Waste Management, Inc.	9,000	757,080
		23,170,625
INFORMATION TECHNOLOGY - 22.06%
Accenture plc - Class A	8,000	1,228,000
Adobe Systems Incorporated *	10,000	2,160,800
Alphabet Inc. - Class C *	7,002	7,224,594
Amphenol Corporation	8,000	689,040
Analog Devices, Inc.	10,500	956,865
Apple Inc.	63,000	10,570,140
Applied Materials, Inc.	27,000	1,501,470
Broadcom Limited	8,000	1,885,200
Cognizant Technology Solutions Corporation	8,000	644,000
Facebook, Inc. - Class A *	60,000	9,587,400
Fiserv, Inc. *	10,000	713,100
Intel Corporation	95,200	4,958,016
Intuit Inc.	5,000	866,750
Mastercard Incorporated	19,000	3,328,040
Micron Technology, Inc.	20,000	1,042,800
Microsoft Corporation	72,400	6,607,948
Oracle Corporation	60,700	2,777,025
TE Connectivity Ltd.	8,000	799,200
Visa, Inc. - Class A	33,100	3,959,422
		61,499,810

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2018 (Unaudited)

Description	No. of Shares	Value

MATERIALS - 1.54%
Air Products and Chemicals, Inc.	3,000	$477,090
DowDuPont Inc.	30,820	1,963,542
Ecolab Inc.	4,000	548,280
Monsanto Company	5,000	583,450
Praxair, Inc.	5,000	721,500
		4,293,862
TELECOMMUNICATION SERVICES - 0.62%
AT&T, Inc.	48,103	1,714,872

UTILITIES - 1.03%
American Electric Power Company, Inc.	10,000	685,900
DTE Energy Company	4,000	417,600
Edison International	4,500	286,470
NextEra Energy, Inc.	9,000	1,469,970
		2,859,940

TOTAL EQUITY SECURITIES (cost - $249,941,239)		277,463,821

SHORT-TERM INVESTMENT - 0.60%
MONEY MARKET FUND - 0.60%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.49%^ (cost - $1,665,971)	1,665,971	1,665,971

TOTAL INVESTMENTS - 100.13% (cost - $251,607,210)		279,129,792

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%		(355,946)

NET ASSETS - 100.00%		$278,773,846

See accompanying notes to schedule of investments.

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2018 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2018:

Cost of portfolio investments	$251,674,841
Gross unrealized appreciation	$34,813,010
Gross unrealized depreciation	(7,358,059)
Net unrealized appreciation	$27,454,951

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$277,463,821	$-
Short-Term Investments	1,665,971	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$279,129,792	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2018, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2018.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the other amendments and rules is April 2019 for larger fund groups and April 2020 for smaller fund groups. Management is currently evaluating the impacts to the financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2018, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on February 15, 2018 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 18, 2018

By (Signature and Title)*		/s/ Alan M. Mandel
Alan M. Mandel, Treasurer (Principal Financial Officer)

Date	May 18, 2018

*	Print the name and title of each signing officer under his or her signature.